Business Combinations	12 Months Ended
Dec. 31, 2022
Business Combinations [Abstract]
Business Combinations

Note 8 — Business Combinations

Acquisition of Lab Society

On February 1, 2022, the Company entered into an Agreement and Plan of Merger (the “Merger Agreement”) with Lab Society, a newly-formed wholly-owned subsidiary of the Company (“Merger Sub”), Michael S. Maibach Jr., as the Owner Representative thereunder, and each of the shareholders of Lab Society (collectively, the “Owners”), pursuant to which the Company agreed to acquire Lab Society. Concurrently with the execution of the Merger Agreement, the Company consummated the merger of Lab Society with and into Merger Sub, with Merger Sub surviving such merger as a wholly-owned subsidiary of the Company (the “Lab Society Acquisition”).

The aggregate consideration for the Lab Society Acquisition consisted of $4.0 million in cash, subject to certain adjustments for working capital, cash, and indebtedness of Lab Society at closing, 2,128 shares of Common Stock (the “Buyer Shares”), and the Earn-out Consideration (as defined below), to the extent earned.

The Company withheld 638 of the Buyer Shares issuable to the Owners (the “Holdback Lab Buyer Shares”) for the purpose of securing any post-closing adjustment owed to the Company and any claim for indemnification or payment of damages to which the Company may be entitled under the Merger Agreement. During the third quarter of 2022, 139 of the Holdback Lab Buyer Shares were forfeited after the finalization of the net working capital settlement. The remaining 499 Holdback Lab Buyer Shares were released following the twelve-month anniversary of the Closing Date in accordance with and subject to the conditions of the Merger Agreement.

The Merger Agreement includes customary post-closing adjustments, representations and warranties, and covenants of the parties. The Owners may become entitled to additional consideration with a value of up to $3.5 million based on the eligible net revenues achieved by the Lab Society business during the fiscal years ending December 31, 2022 and December 31, 2023, of which 50% will be payable in cash and the remaining 50% will be payable by issuing shares of Common Stock. Additional information regarding the Company’s contingent consideration arrangements may be found in Note 4 — Fair Value Measures, included elsewhere in the notes to the consolidated financial statements.

Transaction and related costs, consisting primarily of professional fees, related to the acquisition, totaled approximately $66 thousand and $0 for the years ended December 31, 2022 and 2021, respectively. All transaction and related costs were expensed as incurred and are included in general and administrative expense.

The Company has prepared purchase price allocations for the business combination. The following table sets forth the components and the allocation of the purchase price for the business combination:

(In thousands)
Purchase price consideration
Closing proceeds	$4,002
Transaction expenses	80
Closing buyer shares	1,904
Holdback buyer shares	816
Earn-out consideration	1,420
Working capital adjustment	(255)
Fair value of total consideration transferred	7,967
Total purchase price, net of cash acquired	$7,402

Fair value allocation of purchase price
Cash and cash equivalents	$565
Accounts receivable	511
Inventory	2,130
Prepaid expenses and other current receivables	55
Right – of-use assets, net	304
Property and equipment, net	177
Prepaid and refundable taxes	194
Accounts payable, accrued expenses, and other current liabilities	(1,224)
Deferred revenue	(963)
Deferred tax liability	(237)
Finance lease liabilities, current	(36)
Finance lease liabilities, non-current	(35)
Operating lease liabilities, current	(112)
Operating lease liabilities, non-current	(192)
Acquired intangible assets	2,462
Goodwill	4,368
Total purchase price	$7,967

Identified intangible assets consist of trade names, technology, and customer relationships. The fair value of intangible assets and the determination of their respective useful lives were made in accordance with ASC 805 and are outlined in the table below:

(In thousands)	Asset Value	Useful Life
Identified intangible assets
Trade names	$317	5 years
Acquired developed technology	1,432	8 years
Customer relationships	713	6 years
Total identified intangible assets	$2,462

The Company’s initial fair value estimates related to the various identified intangible assets of Lab Society were determined under various valuation approaches including the Income Approach, Relief-from-Royalty Method, and Discounted Cash Flow Method. These valuation methods require management to project revenues, operating expenses, working capital investment, capital spending, and cash flows for the reporting unit over a multiyear period, as well as determine the weighted-average cost of capital to be used as a discount rate.

During the quarter ended June 30, 2022, the Company identified an impairment-triggering event associated with both a sustained decline in the Company’s stock price and associated market capitalization, as well as a second-quarter slowdown in the cannabis industry as a whole. Due to these factors, the Company deemed that there was an impairment to the carrying value of its property and equipment and accordingly performed interim testing as of June 30, 2022. Based on its interim testing, the Company noted that the entire carrying value of its goodwill and intangible assets were impaired. Additional information regarding the Company’s interim testing on goodwill and intangible assets may be found in Note 7 — Goodwill and Intangible Assets, Net, included elsewhere in the notes to the consolidated financial statements.

The amount of revenue of Lab Society included in the consolidated statements of operations from the acquisition date of February 1, 2022 to December 31, 2022 was $4.5 million.

Acquisition of Precision and Cascade

On September 29, 2021 (the “Execution Date”), the Company entered into a Plan of Merger and Equity Purchase Agreement, as amended by an amendment dated October 1, 2021 (as amended, the “Purchase Agreement”), with Sinclair Scientific, LLC, a Delaware limited liability company (“Sinclair”), Mass2Media, LLC, Precision, a Michigan limited liability company; and each of the equity holders of Sinclair named therein (collectively, the “Sinclair Members”). On October 1, 2021, the Company consummated the transactions contemplated by the Purchase Agreement.

Subject to the terms and conditions set forth in the Purchase Agreement, Sinclair transferred to the Company, and the Company purchased (the “Interest Purchase”) from Sinclair, 100% of the equity interests of Cascade, a Delaware limited liability company, such that immediately after the consummation of such Interest Purchase, Cascade became a wholly-owned subsidiary of the Company, and Precision merged (the “Merger”) with and into a newly-formed wholly-owned subsidiary of the Company, Precision Extraction NewCo, LLC.

The aggregate consideration for the Interest Purchase and the Merger consisted of the sum of $30 million in cash, plus consideration payable to holders of outstanding Sinclair equity awards, subject to certain adjustments for working capital, cash, and indebtedness, payable in connection with the Interest Purchase; the number of shares of Common Stock, subject to adjustment, equal to the quotient of $20.0 million divided by the volume weighted average price per share of Common Stock on The Nasdaq Capital Market for the 30 consecutive trading days ending on the Execution Date (the “VWAP Price”), issuable in connection with the Merger; Holdback Buyer Shares; and the True-Up Buyer Shares, issuable in connection with the Merger.

The Company withheld 588 shares issuable to certain members (the “Holdback Buyer Shares”) for the purpose of securing any post-closing adjustment owed to the Company and any claim for indemnification or payment of damages to which the Company may be entitled under the Purchase Agreement. These shares were not released as of December 31,2022.

The Purchase Agreement included customary post-closing adjustments, representations and warranties, and covenants of the parties. The Sinclair Members became entitled to additional shares of Common Stock (the “True-Up Buyer Shares”) and cash (together with the True-Up Buyer Shares, the “Aggregate True-Up Payment”) based on the eligible net revenues (as defined in the Purchase Agreement) achieved by the Cascade and Precision businesses during the fiscal year ending December 31, 2021.

On August 10, 2022, the Company entered into a post-closing adjustment settlement agreement (“Agreement”) with Sinclair. The Agreement was entered into in connection with the Purchase Agreement. According to the Purchase Agreement, $2.5 million was held by the escrow agent as the Adjustment Escrow Amount, $4.5 million was held by the escrow agent as the Indemnity Escrow Amount. On August 17, 2022, the Company made the final Aggregate True-up Payment of approximately $5.6 million, of which $3.3 million was paid in cash and 435 True-Up Buyer Shares were released to the Sinclair Members, and the Company received $1.4 million from the Adjustment Escrow Amount, and the remaining $1.1 million balance of the Adjustment Escrow Amount became part of the Indemnity Escrow Amount.

Transaction and related costs, consisting primarily of professional fees, related to the acquisition, totaled approximately $63 thousand and $4.0 million for the years ended December 31, 2022 and 2021, respectively. All transaction and related costs were expensed as incurred and are included in general and administrative expense.

The following table sets forth the components and the allocation of the purchase price for the business combination:

(In thousands)
Purchase price consideration
Cash paid to Sinclair Members at the close	$23,000
Cash contributed to escrow accounts at the close	7,000
Cash paid for excess net working capital	1,430
Stock issued at the close	14,535
Fair value of contingent consideration to be achieved	3,953
Fair value of total consideration transferred	49,918
Total purchase price, net of cash acquired	$48,630

Fair value allocation of purchase price
Cash and cash equivalents	$1,288
Accounts receivable	897
Inventory	6,761
Prepaid expenses and other current receivables	1,736
Property and equipment, net	970
Right-of-use assets, net	730
Capitalized web costs, net	2
Accounts payable and accrued expenses	(9,223)
Deferred revenue	(5,419)
Long-term debt	(1,961)
Operating lease liabilities, current	(392)
Operating lease liabilities, non-current	(362)
Acquired intangible assets	9,889
Goodwill	45,002
Total purchase price	$49,918

Identified intangible assets consist of trade names, technology, non-compete agreements, and customer relationships. The fair value of intangible assets and the determination of their respective useful lives were made in accordance with ASC 805 and are outlined in the table below:

(In thousands)	Asset Value	Useful Life
Identified intangible assets
Trade names	$1,260	6 to 7 years
Acquired developed technology	3,818	5 years
Non-compete agreements	1,202	5 years
Customer relationships	3,609	7 to 8 years
Total identified intangible assets	$9,889

The Company’s initial fair value estimates related to the various identified intangible assets were determined under various valuation approaches including the Income Approach, Relief-from-Royalty Method, and Discounted Cash Flow Method. These valuation methods require management to project revenues, operating expenses, working capital investment, capital spending, and cash flows for the reporting unit over a multiyear period, as well as determine the weighted-average cost of capital to be used as a discount rate.

During the quarter ended June 30, 2022, the Company identified an impairment-triggering event associated with both a sustained decline in the Company’s stock price and associated market capitalization, as well as a second-quarter slowdown in the cannabis industry as a whole. Due to these factors, the Company deemed that there was an impairment to the carrying value of its property and equipment and accordingly performed interim testing as of June 30, 2022. Based on its interim testing, the Company noted that the entire carrying value of its goodwill and intangible assets were impaired. Additional information regarding the Company’s interim testing on goodwill and intangible assets may be found in Note 7 — Goodwill and Intangible Assets, Net, included elsewhere in the notes to the consolidated financial statements.

Acquisition of PurePressure

On December 31, 2021, the Company entered into a Membership Interest Purchase Agreement (the “Pure Purchase Agreement”) with PurePressure, LLC, a Colorado Limited liability company (“PurePressure”), and the members of PurePressure (collectively, the “Members”), Benjamin Britton as the Member Representative thereunder, and each of the Members. Concurrently with the execution of the Pure Purchase Agreement, the Company consummated the acquisition of all the outstanding equity interests of PurePressure, such that immediately after the consummation of such purchase, PurePressure became a wholly-owned subsidiary of the Company (the “Acquisition”).

The aggregate consideration for the Acquisition consisted of $4.0 million in cash, subject to certain adjustments for working capital, cash, and indebtedness of PurePressure at closing; 1,646 shares of Common Stock (the “Buyer Shares”); and the Earn-out Consideration (as defined below), to the extent earned.

The Company withheld 444 of the Buyer Shares issuable to certain Members (the “Holdback Buyer Shares”) for the purpose of securing any post-closing adjustment owed to the Company and any claim for indemnification or payment of damages to which the Company may be entitled under the Pure Purchase Agreement. During the third quarter of 2022, 72 of the Holdback Buyer Shares were forfeited after the finalization of the net working capital settlement. On January 31, 2023, the remaining 372 Holdback Buyer Shares were released, including 6 Holdback Buyer Shares that were withheld to cover a tax indemnification claim in accordance with the Purchase Agreement.

The Pure Purchase Agreement includes customary post-closing adjustments, representations and warranties, and covenants of the parties. The Members may become entitled to additional consideration with a value of up to $3.0 million based on the eligible net revenues achieved by the PurePressure business during the fiscal years ending December 31, 2022 and December 31, 2023, of which 40% will be payable in cash and the remaining 60% will be payable by issuing shares of Common Stock (collectively, the “Earn-out Consideration”). Additional information regarding the Company’s contingent consideration arrangements may be found in Note 4 — Fair Value Measures, included elsewhere in the notes to the consolidated financial statements.

Subject to certain customary limitations, the Members will indemnify the Company and its affiliates, officers, directors, and other agents against certain losses related to, among other things, breaches of the Members’ and PurePressure’s representations and warranties, indebtedness, transaction expenses, pre-closing taxes, and the failure to perform covenants or obligations under the Pure Purchase Agreement, and the Company will indemnify the Members and their respective affiliates, officers, directors, and other agents against certain losses related to, among other things, breaches of the Company’s representations and warranties and the failure to perform covenants or obligations under the Pure Purchase Agreement.

Transaction and related costs, consisting primarily of professional fees, related to the acquisition, totaled approximately $563 thousand and $0 for the years ended December 31, 2022 and 2021, respectively. All transaction and related costs were expensed as incurred and are included in general and administrative expense.

The Company has prepared purchase price allocations for the business combination. The following table sets forth the components and the allocation of the purchase price for the business combination:

(In thousands)
Purchase price consideration
Closing proceeds	$3,613
Indebtedness paid	320
Transaction expenses	115
Closing buyer shares	2,211
Holdback buyer shares	654
Earn-out consideration	707
Working capital adjustment	330
Fair value of total consideration transferred	7,950
Total purchase price, net of cash acquired	$7,647

Fair value allocation of purchase price
Cash and cash equivalents	$303
Accounts receivable, net	48
Inventory	1,537
Property and equipment, net	219
Right-of-use assets, net	191
Prepaid expenses and other current receivables	61
Other non-current assets	16
Accounts payable and accrued expenses	(765)
Deferred revenue	(762)
Operating lease liabilities, current	(117)
Operating lease liabilities, non-current	(74)
Finance lease liabilities, current	(4)
Finance lease liabilities, non-current	(10)
Notes payable, current	(260)
Notes payable, non-current	(12)
Acquired intangible assets	3,037
Goodwill	4,542
Total purchase price	$7,950

Identified intangible assets consist of trade names, technology, and customer relationships. The fair value of intangible assets and the determination of their respective useful lives were made in accordance with ASC 805 and are outlined in the table below:

(In thousands)	Asset Value	Useful Life
Identified intangible assets
Trade name	$227	5 years
Acquired developed technology	1,093	8 years
Customer relationships	1,717	5 years
Total identified intangible assets	$3,037

During the quarter ended June 30, 2022, the Company identified an impairment-triggering event associated with both a sustained decline in the Company’s stock price and associated market capitalization, as well as a second-quarter slowdown in the cannabis industry as a whole. Due to these factors, the Company deemed that there was an impairment to the carrying value of its property and equipment and accordingly performed interim testing as of June 30, 2022. Based on its interim testing, the Company noted that the entire carrying value of its goodwill and intangible assets were impaired. Additional information regarding the Company’s interim testing on goodwill and intangible assets may be found in Note 7 — Goodwill and Intangible Assets, Net, included elsewhere in the notes to the consolidated financial statements.